Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 54.5%
iShares Core MSCI Total International Stock ETF(b)	31,248,840	$ 2,269,603,249
iShares Developed Real Estate Index Fund, Class K	32,348,779	339,662,176
Large Cap Index Master Portfolio	$4,173,227,243	4,173,227,243
Master Small Cap Index Series	$322,955,497	322,955,497
		7,105,448,165
Fixed-Income Funds — 45.4%
iShares TIPS Bond ETF	8,136,100	898,794,967
iShares U.S. Intermediate Credit Bond Index Fund	117,567,626	1,196,838,434
iShares U.S. Intermediate Government Bond Index Fund	119,859,768	1,197,399,087
iShares U.S. Long Credit Bond Index Fund	42,750,998	412,974,639
iShares U.S. Long Government Bond Index Fund	97,689,896	829,387,220
iShares U.S. Securitized Bond Index Fund	142,804,191	1,383,772,613
		5,919,166,960

Security	Shares	Value
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	21,976,104	$ 21,995,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	27,401,348	27,401,348
		49,397,231
Total Investments — 100.3% (Cost: $9,980,013,130)		13,074,012,356
Liabilities in Excess of Other Assets — (0.3)%		(33,044,389)
Net Assets — 100.0%		$ 13,040,967,967

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,216,678	$ 17,790,008 (a)	$ —	$ (14,628)	$ 3,825	$ 21,995,883	21,976,104	$ 25,907 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,965,384	435,964 (a)	—	—	—	27,401,348	27,401,348	614,320	—
iShares Core MSCI Total International Stock ETF	2,198,895,551	78,934,909	(257,032,265)	25,110,518	223,694,536	2,269,603,249	31,248,840	31,498,619	—
iShares Developed Real Estate Index Fund, Class K	322,067,992	11,902,036	(27,067,247)	(482,420)	33,241,815	339,662,176	32,348,779	5,935,759	—
iShares TIPS Bond ETF	794,589,298	101,543,476	(21,935,068)	(4,296,340)	28,893,601	898,794,967	8,136,100	16,841,240	—
iShares U.S. Intermediate Credit Bond Index Fund	815,270,319	377,509,046	(26,265,472)	(264,104)	30,588,645	1,196,838,434	117,567,626	31,659,555	—
iShares U.S. Intermediate Government Bond Index Fund	1,152,014,796	123,555,924	(99,552,271)	(3,132,710)	24,513,348	1,197,399,087	119,859,768	25,574,996	—
iShares U.S. Long Credit Bond Index Fund	487,929,647	25,391,915	(99,561,632)	(11,601,895)	10,816,604	412,974,639	42,750,998	17,610,180	—
iShares U.S. Long Government Bond Index Fund	692,978,811	149,514,805	(19,703,107)	(4,516,428)	11,113,139	829,387,220	97,689,896	21,815,506	—
iShares U.S. Securitized Bond Index Fund	1,249,593,226	143,784,834	(37,557,201)	(2,444,149)	30,395,903	1,383,772,613	142,804,191	36,549,024	—
Large Cap Index Master Portfolio	3,830,413,454	—	(382,196,571)(a)(c)	15,252,837	709,757,523	4,173,227,243	$4,173,227,243	40,616,387	—
Master Small Cap Index Series	294,405,688	—	(1,660,935)(a)(c)	10,632,190	19,578,554	322,955,497	$322,955,497	3,089,756	—
				$ 24,242,871	$ 1,122,597,493	$ 13,074,012,356		$ 231,831,249	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Index 2030 Fund

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,609,265,425	$ —	$ —	$ 2,609,265,425
Fixed-Income Funds	5,919,166,960	—	—	5,919,166,960
Money Market Funds	49,397,231	—	—	49,397,231
	$8,577,829,616	$—	$—	8,577,829,616
Investments Valued at NAV(a)				4,496,182,740
				$ 13,074,012,356

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International